Intangible assets (Details 1)	Dec. 31, 2023 SGD ($)
INTANGIBLE ASSETS
Fiscal 2024	$ 372,878
Fiscal 2025	372,878
Fiscal 2026	372,878
Fiscal 2027	248,264
Total amortization expense	$ 1,366,898